Note Payable	12 Months Ended
Mar. 31, 2023
Borrowings [abstract]
Note Payable

Note 10 — Note Payable

On July 1, 2022, the Company entered into a note payable with a third party for the purpose of financing its Directors and Officers insurance policy. The unsecured loan at inception was $487,500 for a period of ten months with a 2.5% fixed interest rate. The balance of the note payable at March 31, 2023 is $146,250. There was no note payable at March 31, 2022.